Capital Stock - Summary of Transactions Under Stock Option Plans (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012 Y	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares Under Option, Beginning Balance	3,694,984	4,248,910	4,619,346
Estimated forfeitures, Shares Under Option	(3,679)
Granted, Shares Under Option	451,277	398,749	537,807
Vested or expected to vest at December 29, 2012, Shares Under Option	2,746,812
Exercised, Shares Under Option	(1,364,751)	(887,671)	(848,106)
Nonvested at December 29, 2012 and expected to vest, Shares Under Option	(759,886)
Cancelled, Shares Under Option	(31,019)	(65,004)	(60,137)
Exercisable at December 29, 2012, Shares Under Option	1,986,926
Shares Under Option, Ending Balance	2,750,491	3,694,984	4,248,910	4,619,346
Weighted-Average Exercise Price, Beginning Balance	$ 23.40	$ 21.47	$ 20.17
Granted, Weighted-Average Exercise Price	$ 39.70	$ 36.75	$ 25.55
Exercised, Weighted-Average Exercise Price	$ 19.90	$ 19.90	$ 16.83
Cancelled, Weighted-Average Exercise Price	$ 35.55	$ 26.79	$ 23.84
Weighted-Average Exercise Price, Ending Balance	$ 27.67	$ 23.40	$ 21.47	$ 20.17
Aggregate Intrinsic Value, Beginning Balance	$ 45.7	$ 44.3	$ 34.2
Vested or expected to vest at December 29, 2012, Weighted-Average Exercise Price	$ 27.65
Aggregate Intrinsic Value, Ending Balance	34.4	45.7	44.3	34.2
Exercisable at December 29, 2012, Weighted-Average Exercise Price	$ 24.37
Vested or expected to vest at December 29, 2012, Aggregate Intrinsic Value	34.4
Average Remaining Contractual Term (Years), Beginning of Period	5 years 10 months 24 days	5 years 6 months	5 years 8 months 12 days	5 years 9 months 18 days
Exercisable at December 29, 2012, Aggregate Intrinsic Value	$ 31.4
Average Remaining Contractual term, Vested or expected to vest at December 29, 2012	5.9
Average Remaining Contractual term, Exercisable at December 29, 2012	5.0